THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (86.4%)
ARGENTINA (6.3%)
Banco de Galicia y Buenos Aires SA (ADR)
  (Banking)......................................         56,505   $     960,585
Banco Frances del Rio de la Plata SA (ADR)
  (Banking)......................................          1,907          39,809
Corcemar SA, Class B (Building Materials)........        226,692       1,133,799
Nobleza Piccardo SA, Class B (Food, Beverages &
  Tobacco).......................................        198,900         696,358
Perez Companc SA (Spon. ADR) (Oil-Services)......        164,132       1,600,287
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)...........................         38,900       1,286,131
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)...............................        120,590       3,489,573
                                                                   -------------
                                                                       9,206,542
                                                                   -------------
BRAZIL (2.4%)
Bompreco Supermercados do Norde SA (GDR) (144A)
  (Food, Beverages & Tobacco)....................         67,399         404,394
Ceval Alimentos SA (Food, Beverages &
  Tobacco)+......................................    164,073,731         316,354
Makro Atacadista SA (Spon. GDS) (144A)
  (Retail).......................................        148,500         871,413
Perdigao SA (Food, Beverages & Tobacco)..........     18,314,895          16,889
Santista Alimentos SA (Food, Beverages &
  Tobacco)+......................................          7,040           4,485
Souza Cruz SA (Food, Beverages & Tobacco)........        263,600       1,789,935
                                                                   -------------
                                                                       3,403,470
                                                                   -------------

CHILE (6.0%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)................................         68,100         966,169
Banco Santander Chile SA (ADS) (Banking).........        126,600       1,171,050
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............         91,572       2,008,861

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
CHILE (CONTINUED)

Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................         97,400   $   1,296,637
Enersis SA (ADR) (Utilities).....................         63,000       1,315,125
Madeco SA (Spon. ADR) (Construction & Housing)...         53,200         412,300
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)....................................         44,046       1,464,529
                                                                   -------------
                                                                       8,634,671
                                                                   -------------

CHINA (0.9%)
Beijing North Star Co. Ltd., Series H (Real
  Estate)........................................      7,460,300       1,329,134
Shanghai Erfangji Co. Ltd., Series B (Capital
  Goods)+........................................         80,452           5,310
Shanghai Tyre and Rubber Co. Ltd., Series B
  (Metals & Mining)+.............................        133,279          16,793
                                                                   -------------
                                                                       1,351,237
                                                                   -------------

COLOMBIA (0.1%)
Cementos Diamante SA (ADR) (Building
  Materials).....................................         50,700         126,750
Corporacion Financiera Del Valle SA (ADR) (144A)
  (Banking)......................................          9,407           5,879
                                                                   -------------
                                                                         132,629
                                                                   -------------

CROATIA (0.9%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........         88,260       1,297,422
                                                                   -------------

CZECH REPUBLIC (0.2%)
Central European Media Enterprises Ltd., Class A
  (Entertainment, Leisure & Media)+..............         50,800         319,087
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
EGYPT (1.2%)
Commercial International Bank of Egypt (GDR)
  (144A) (Banking)...............................         91,455   $     720,208
Paints & Chemicals Industry Co. (GDR)
  (Chemicals)....................................         34,600         315,725
Suez Cement Co. (Building Materials).............         43,300         669,081
                                                                   -------------
                                                                       1,705,014
                                                                   -------------

GHANA (1.3%)
Guiness Ghana Ltd. (Food, Beverages & Tobacco)...        761,545         237,583
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco)+......................................      1,152,500         270,894
Social Security Bank Ltd. (Banking)+.............      1,464,303       1,245,319
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................        185,700         152,374
                                                                   -------------
                                                                       1,906,170
                                                                   -------------

GREECE (4.6%)
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................         42,111         957,352
National Bank of Greece SA (Banking).............         18,696       2,656,468
Silver & Baryte Ores Mining (Metals & Mining)....         43,824       1,606,526
Titan Cement Co. SA (Building Materials).........         23,330       1,441,982
                                                                   -------------
                                                                       6,662,328
                                                                   -------------

HONG KONG (1.0%)
Concord Land Development Co. Ltd. (Real
  Estate)........................................            400              76
Yue Yuen Industrial Holdings Ltd. (Retail).......        818,000       1,457,357
                                                                   -------------
                                                                       1,457,433
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

HUNGARY (1.8%)
Matav RT (Telecommunications)....................        238,768   $   1,237,302
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................         32,200         719,997
OTP Bank RT (Banking)............................         18,600         659,865
                                                                   -------------
                                                                       2,617,164
                                                                   -------------

INDIA (4.4%)
ITC Ltd. (Food, Beverages & Tobacco).............        116,000       1,916,275
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................        185,300       1,250,775
Reliance Industries (GDR) (Diversified
  Manufacturing).................................        182,900         932,790
SIEL Ltd. (GDR) (Multi-Industry)+................         19,400          14,550
SIEL Ltd. (GDR) (144A) (Multi-Industry)+.........         21,300          15,975
State Bank of India (GDR) (Banking)..............        199,700       1,612,577
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........        117,300         674,475
                                                                   -------------
                                                                       6,417,417
                                                                   -------------

INDONESIA (1.2%)
P.T. Goodyear Indonesia (Capital Goods)..........         13,000           2,566
P.T. International Nickel Indonesia (Metals &
  Mining)........................................      1,467,200         424,727
P.T. Multi Bintang Indonesia (Food, Beverages &
  Tobacco).......................................         82,500         542,778
P.T. Surya Toto Indonesia (Capital Goods)........        220,500          36,993
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................            105             242
PT Telekomunikasi Indonesia (Spon. ADR)
  (Telecommunications)...........................        156,100         780,500
                                                                   -------------
                                                                       1,787,806
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
ISRAEL (3.7%)
Bank Hapoalim Ltd. (Banking).....................        371,600   $     672,185
Bank Leumi Le-Israel (Banking)...................        552,900         704,231
Israel Chemicals Ltd. (Chemicals)................      1,332,300       1,167,631
Koor Industries Ltd. (Spon. ADR)
  (Multi-Industry)...............................         86,400       1,398,600
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................         37,500       1,475,391
                                                                   -------------
                                                                       5,418,038
                                                                   -------------

MALAYSIA (0.9%)
Antah Holdings Berhad (Multi-Industry)(f)........            200              20
Box Pak Berhad (Packaging & Containers)(f).......            896             273
Golden Hope Plantations Berhad (Metals &
  Mining)(f).....................................      1,240,166         532,165
Lion Corp. Berhad (Multi-Industry)(f)............        458,600          60,810
London & Pacific Insurance Co. Berhad
  (Insurance)(f).................................         10,800           7,996
Malaysian Tobacco Co. Berhad (Food, Beverages &
  Tobacco)(f)....................................        133,000          37,476
Matsushita Electric Co. Berhad
  (Electronics)(f)...............................            400             832
Nestle Berhad (Food, Beverages & Tobacco)(f).....        285,000         682,337
UMW Holdings Berhad (Holding Companies)(f)+......            200              73
                                                                   -------------
                                                                       1,321,982
                                                                   -------------

MEXICO (11.2%)
Cemex SA de CV (Building Materials)..............         13,790          32,831
Cemex SA de CV, B Shares (Building Materials)....        459,675       1,280,570
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................      1,023,000         527,533
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........         95,112         499,338
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MEXICO (CONTINUED)

Empresas La Moderna SA de CV (ADR) (Food,
  Beverages & Tobacco)+..........................         62,700   $   1,496,962
Fomento Economico Mexicano SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)....................         35,400         922,613
Grupo Carso SA de CV, Class A (Multi-Industry)...        246,600         852,637
Grupo Casa Autrey SA de CV (Spon. ADR) (Food,
  Beverages & Tobacco)...........................         45,300         300,113
Grupo Financiero Banamex Accival SA de CV, Class
  B (Banking)+...................................        812,000         842,265
Grupo Financiero Banamex Accival SA de CV, Class
  L (Banking)+...................................          6,960           6,188
Grupo Financiero Bancomer SA de CV, Class B
  (Financial Services)...........................      6,250,100       1,271,913
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)+..........................            231              22
Grupo Gigante SA DW CV, Class B (Food, Beverages
  & Tobacco)+....................................      2,990,000         753,207
Grupo Iusacell SA (ADR) (Telecommunications)+....         97,500         670,313
Grupo Radio Centro SA de CV (Spon. ADR)
  (Broadcasting & Publishing)....................         20,200          92,163
Grupo Televisa SA (Spon. GDR)
  (Telecommunications)+..........................         51,400       1,394,225
Panamerican Beverages, Inc. (ADR) (Food,
  Beverages & Tobacco)...........................         34,600         700,650
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................         86,720       4,579,900
                                                                   -------------
                                                                      16,223,443
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
PAKISTAN (0.9%)
Hub Power Co. Ltd. (Spon. GDR) (Utilities).......         86,900   $     391,050
Pakistan State Oil Co. Ltd. (Oil-Production)+....        206,201         222,434
Pakistan Telecom Corp (Class A)
  (Telecommunications)+..........................      1,603,200         612,696
                                                                   -------------
                                                                       1,226,180
                                                                   -------------

PERU (1.9%)
Cementos Norte Pacasmayo SA, Class T (Building
  Materials).....................................        576,728         601,551
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................         56,800         695,800
Creditcorp Ltd. (Financial Services).............         65,558         442,517
Telefonica del Peru SA (ADR) (Telecommunication
  Services)......................................         72,900         947,700
                                                                   -------------
                                                                       2,687,568
                                                                   -------------

PHILIPPINES (3.8%)
Ayala Land Inc., Class B (Real Estate)...........      9,021,890       2,739,066
First Philippine Holdings Corp., Class B
  (Multi-Industry)...............................        774,840         403,274
Philippine Commercial International Bank
  (Banking)......................................         38,750          88,354
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)...........................         95,790       2,334,881
                                                                   -------------
                                                                       5,565,575
                                                                   -------------

POLAND (2.4%)
Bank Slaski SA (Banking).........................          7,200         367,796
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................        155,486       1,850,281
Wielkopolski Bank Kredytowy SA (Banking).........        102,718         670,799
Zyweic SA (Food, Beverages & Tobacco)............          3,905         529,297
                                                                   -------------
                                                                       3,418,173
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

RUSSIA (0.2%)
Surgutneftegaz (Spon. ADR) (Oil-Production)+.....        131,200   $     278,800
Vimpel-Communications (Spon. ADR)
  (Telecommunication Services)+..................          1,900          22,325
                                                                   -------------
                                                                         301,125
                                                                   -------------

SLOVAKIA (0.4%)
Slovakofarma AS (Pharmaceuticals)................         12,700         579,297
                                                                   -------------

SOUTH AFRICA (9.5%)
ABSA Group Ltd. (Banking)........................        402,600       2,188,886
Anglo-American Corp. of South Africa Ltd.
  (Multi-Industry)...............................         31,500       1,025,323
AngloGold Ltd. (Metals & Mining).................         32,700       1,661,277
Billiton PLC (Metals & Mining)...................        849,000       2,073,374
Edgars Stores Ltd. (Retail)......................        103,703         466,769
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................        384,203       1,112,919
Investec Group Ltd. (Financial Services).........          1,500          55,617
Kersaf Investments Ltd. (Entertainment, Leisure &
  Media).........................................         54,699         167,709
Murray & Roberts Holdings Ltd. (Construction &
  Housing).......................................        718,200         640,125
Plate Glass & Shatterprufe Industries Ltd.
  (Automotive Supplies)..........................         63,678         397,289
Sappi Ltd. (Forest Products & Paper)+............        231,600       1,155,969
Sasol Ltd. (Oil-Production)......................        139,700         683,578
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco).......................................         75,000       1,454,587
Standard Bank Investment Corp. Ltd. (Banking)....        236,381         712,113
                                                                   -------------
                                                                      13,795,535
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SOUTH KOREA (6.5%)
Hansol Paper Co. Ltd. (Spon. GDR) (Forest
  Products & Paper)+.............................          1,240   $       3,571
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper)+........................................         43,703         125,865
Hanwha Chemical Corp. (Chemicals)+...............        813,396       1,710,679
Kia Motors (Spon. GDR) (144A) (Automotive)+......            474             356
Korea Electric Power Corp. (Electric)............        106,365       1,894,393
Korea Zinc Co. Ltd. (Metals & Mining)............         43,080         538,720
Medison Company Ltd (Medical Supplies)...........        162,797       1,801,369
Pohang Iron & Steel Co. Ltd. (Metals &
  Mining)(f).....................................         35,899       1,972,531
Samsung Corp. (GDR) (144A) (Electronics).........          1,502             961
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)..................................         41,232         936,997
Samsung Fire & Marine Insurance (Insurance)......          2,050         512,709
                                                                   -------------
                                                                       9,498,151
                                                                   -------------

TAIWAN (5.2%)
Asia Cement Corp. (Building Materials)...........        743,600         671,147
Asia Cement Corp. (GDS) (Building Materials).....         53,008         490,324
China Steel Corp. (Spon. ADR) (Metals &
  Mining)........................................         61,716         868,653
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................        204,506       1,922,356
Hocheng Group Corp. (GDR) (144A) (Building
  Materials).....................................        204,955         742,962
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)+..........................        117,338         997,375
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................        103,768       1,099,941
Yageo Corp. (Spon. GDR) (Electrical
  Equipment)+....................................        122,788         798,122
                                                                   -------------
                                                                       7,590,880
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

THAILAND (2.7%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................         83,600   $     614,306
Banpu Public Co. Ltd. (Metals & Mining)..........         74,500         202,755
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)+(f).......................            136               0
Sahavirya Steel Industries Public Co. Ltd.
  (Metals & Mining)+.............................      1,660,900         144,647
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................        247,400       1,185,024
Siam Cement Public Co. Ltd. (Building
  Materials)+....................................        140,300       1,756,428
                                                                   -------------
                                                                       3,903,160
                                                                   -------------

TURKEY (2.5%)
Dogan Sirketler Grubu Holding A.S. (Holding
  Companies).....................................     68,593,000         619,250
Ford Otomotive Sanayii AS (Automotive)...........      1,583,000         351,782
Haci Omer Sabanci Holding AS (Holding
  Companies).....................................     36,772,500         555,425
Migros Turk AS (Food, Beverages & Tobacco).......        996,000         847,302
Turkiye Is Bankasi (Banking).....................     29,582,125         811,464
Yapi ve Kredi Bankasi AS (Banking)...............     43,471,630         490,571
                                                                   -------------
                                                                       3,675,794
                                                                   -------------

VENEZUELA (2.3%)
Ceramica Carabobo CA, Class A (Spon. ADR)
  (Building Materials)...........................         85,176          63,882
Ceramica Carabobo CA, Class B (Spon. ADR)
  (Building Materials)...........................         21,266          15,950
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............        117,900       1,827,450
Corimon CA (Chemicals)+..........................            675               3

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
VENEZUELA (CONTINUED)
International Briquettes Holding, Inc. (Metals &
  Mining)+.......................................         36,166   $     151,445
Mavesa SA (Spon. ADR) (Food, Beverages &
  Tobacco).......................................        325,225       1,300,900
                                                                   -------------
                                                                       3,359,630
                                                                   -------------

ZIMBABWE (0.0%)
Trans Zambesi Industries Ltd. (Holding
  Companies).....................................          4,100             205
                                                                   -------------
  TOTAL COMMON STOCK (COST $188,699,513).........                    125,463,126
                                                                   -------------

PREFERRED STOCK (9.9%)
BRAZIL (8.7%)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Food, Beverages & Tobacco).............     53,516,000         897,265
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco).......................................        114,000       1,838,250
Companhia Cervejaria Brahma (ADR) (Food,
  Beverages & Tobacco)...........................         92,800         893,200
Compania Paranaense de Energia-Copel
  (Utilities)....................................    162,576,000       1,267,495
Copene Petroquimica do Nordeste SA (Chemicals)...      4,167,000         483,816
Iochpe Maxion SA (Automotive)+...................      8,720,000         270,474
Petroleo Brasileiro SA (Oil-Production)..........     10,189,000       1,281,238
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications)...........................         35,261       2,677,632
Usinas Siderurgicas de Minas Gerais SA (Spon.
  ADR) (Metals & Mining).........................        613,800       1,841,400
Varig SA (Airlines)..............................         54,000          58,850

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)

Votorantim Celulose e Papel SA (Forest Products &
  Paper).........................................     29,916,000   $     263,330
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................        189,250         832,908
                                                                   -------------
                                                                      12,605,858
                                                                   -------------

COLOMBIA (0.1%)
Banco Ganadero SA (ADR) (Banking)................         21,900         157,406
Bancolombia SA (Spon. ADR) (Banking).............         12,500          61,719
                                                                   -------------
                                                                         219,125
                                                                   -------------

GREECE (0.0%)
Delta Dairy SA (Food, Beverages & Tobacco).......            697           6,920
                                                                   -------------

SOUTH KOREA (1.1%)
Samsung Co. Ltd. (GDR) (144A) (Electronics)+.....          3,199           2,047
Samsung Electronics Co. Ltd. (GDR) (144A)
  (Electronics)..................................        179,403       1,578,746
                                                                   -------------
                                                                       1,580,793
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $25,227,207).......                     14,412,696
                                                                   -------------

WARRANTS (0.0%)
MALAYSIA (0.0%)
UMW Holdings Berhad, Expiring 01/26/00 (Holding
  Companies)(f)+.................................            200              13
                                                                   -------------

THAILAND (0.0%)
Dhana Siam Finance and Securities Public Co.
  Ltd., Expiring 12/31/02 (Financial
  Services)(f)+..................................             17               0
                                                                   -------------
  TOTAL WARRANTS (COST $46)......................                             13
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                SECURITY DESCRIPTION                AMOUNT{::}         VALUE
-------------------------------------------------  -------------   -------------
CONVERTIBLE BONDS (0.6%)
SOUTH KOREA (0.0%)
Daewoo Heavy Industries Ltd., 3.00% due 12/31/01
  (Capital Goods)................................  $      85,000   $      46,750
                                                                   -------------

TAIWAN (0.6%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................        891,000         810,810
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $1,104,288)......                        857,560
                                                                   -------------

                                                       UNITS
                                                   -------------
PARTNERSHIPS (1.7%)
RUSSIA (1.7%)
New Century Holdings Ltd. (Partnership III; Group
  B)(f)+.........................................            800         118,400
New Century Holdings Ltd. (Partnership IV; Group
  I)(f)+.........................................            900         245,700
New Century Holdings Ltd. (Partnership V; Group
  I)(f)+.........................................          1,600         403,200
New Century Holdings Ltd. (Partnership X)(f)+....          2,617       1,203,820
New Century Holdings Ltd. (Partnership XIV; Group
  I)(f)+.........................................          2,500         525,000
                                                                   -------------
  TOTAL PARTNERSHIPS (COST $7,240,200)...........                      2,496,120
                                                                   -------------

                                PRINCIPAL
    SECURITY DESCRIPTION       AMOUNT{::}         VALUE
----------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (0.8%)
REPURCHASE AGREEMENT (0.8%)
State Street Bank and Trust
  Repurchase Agreement,
  4.25% due 11/02/98, dated
  10/30/98 proceeds
  $1,084,384 (collateralized
  by US Treasury Note, 5.50%
  due 2/28/03, valued at
  1,109,063) (cost
  $1,084,000) (Banking).....  $   1,084,000   $   1,084,000
                                              -------------
TOTAL INVESTMENTS (COST $223,355,254)
  (99.4%)..................................     144,313,515
OTHER ASSETS IN EXCESS OF LIABILITIES
  (0.6%)...................................         900,105
                                              -------------
NET ASSETS (100.0%)........................   $ 145,213,620
                                              -------------
                                              -------------

------------------------------
Note: Based on the cost of investments of $224,398,726 for federal income tax purposes at October 31, 1998 the aggregate gross unrealized appreciation and depreciation was $10,594,948 and $90,680,159, respectively, resulting in net unrealized depreciation of $80,085,211.

+ - Non-income producing security

{::} - Denominated in USD unless otherwise indicated.

ADR - American Depositary Receipt

ADS - American Depositary Shares

GDR - Global Depositary Receipt

GDS - Global Depositary Shares

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

USD - United States Dollar

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 4.0% of the market value of the securities have been valued at fair value. (See Notes 1a and 6)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Food, Beverages & Tobacco.........................       14.7%
Banking...........................................       13.1%
Telecommunications................................       11.9%
Metals & Mining...................................        9.6%
Building Materials................................        6.3%
Oil-Production....................................        4.6%
Chemicals.........................................        3.6%
Telecommunication-Services........................        3.3%
Real Estate.......................................        2.8%
Pharmaceuticals...................................        2.8%
Multi-Industry....................................        2.6%
Retail............................................        2.5%
Utilities.........................................        2.1%
Holding Companies.................................        2.1%
Forest Products & Paper...........................        2.0%
Electrical Equipment..............................        1.8%
Electronics.......................................        1.8%
Partnerships......................................        1.7%
Diversified Manufacturing.........................        1.5%
Transport & Services..............................        1.3%
Electric..........................................        1.3%
Financial Services................................        1.2%
Oil-Services......................................        1.1%
Construction & Housing............................        1.1%
Computers-Systems.................................        0.8%
Semiconductors....................................        0.8%
Automotive........................................        0.7%
Insurance.........................................        0.4%
Entertainment, Leisure & Media....................        0.3%
Capital Goods.....................................        0.1%
Broadcasting & Publishing.........................        0.1%
Airlines..........................................        0.0%
                                                    -----------------
                                                        100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $223,355,254 )          $144,313,515
Cash                                                        773
Foreign Currency at Value (Cost $1,220,160 )          1,190,432
Receivable for Investments Sold                         558,073
Dividend and Interest Receivable                        253,399
Prepaid Trustees' Fees                                    5,854
Prepaid Administration Fees                                 949
Deferred Organization Expenses                               62
Prepaid Expenses and Other Assets                         2,212
                                                   ------------
    Total Assets                                    146,325,269
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       747,579
Custody Fee Payable                                     208,472
Advisory Fee Payable                                    116,230
Administrative Services Fee Payable                       3,275
Fund Services Fee Payable                                   115
Accrued Expenses                                         35,978
                                                   ------------
    Total Liabilities                                 1,111,649
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $145,213,620
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Withholding Tax of
  $875,755 )                                                       $   8,902,354
Interest Income                                                          468,843
                                                                   -------------
    Investment Income                                                  9,371,197
EXPENSES
Advisory Fee                                       $   3,584,676
Custodian Fees and Expenses                              873,548
Administrative Services Fee                              106,124
Professional Fees and Expenses                            55,570
Fund Services Fee                                         11,566
Printing Expenses                                          7,572
Administration Fee                                         7,255
Insurance Expense                                          3,681
Trustees' Fees and Expenses                                1,939
Amortization of Organization Expenses                      1,648
Miscellaneous                                                374
                                                   -------------
    Total Expenses                                                     4,653,953
                                                                   -------------
NET INVESTMENT INCOME                                                  4,717,244
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Investment Transactions                           (198,864,070)
  Foreign Currency Contracts and Transactions         12,168,297
                                                   -------------
    Net Realized Loss                                               (186,695,773)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                         34,497,128
  Foreign Currency Contracts and Translations        (10,035,173)
                                                   -------------
    Net Change in Unrealized Appreciation                             24,461,955
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $(157,516,574)
                                                                   -------------
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                   ----------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,717,244   $     10,403,473
Net Realized Gain (Loss) on Investments and
  Foreign Currency Contracts and Transactions          (186,695,773)        57,180,706
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                    24,461,955        (97,850,207)
                                                   ----------------   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                       (157,516,574)       (30,266,028)
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           292,356,504        342,652,801
Withdrawals                                            (786,290,579)      (375,081,272)
                                                   ----------------   ----------------
    Net Decrease from Investors' Transactions          (493,934,075)       (32,428,471)
                                                   ----------------   ----------------
    Total Decrease in Net Assets                       (651,450,649)       (62,694,499)
NET ASSETS
Beginning of Fiscal Year                                796,664,269        859,358,768
                                                   ----------------   ----------------
End of Fiscal Year                                 $    145,213,620   $    796,664,269
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED    NOVEMBER 15, 1993
                                                          OCTOBER 31,           (COMMENCEMENT OF
                                                   -------------------------   OPERATIONS) THROUGH
                                                   1998   1997   1996   1995    OCTOBER 31, 1994
                                                   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         1.30%  1.20%  1.23%  1.31%                1.36%(a)
  Net Investment Income                            1.32%  1.10%  1.14%  1.07%                0.66%(a)
Portfolio Turnover                                   44%    55%    31%    41%                  27%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the Unites States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      to the repurchase price plus the accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfication of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $7,629. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has agreed to pay organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At October 31, 1998, the portfolio had no open forward foreign currency contracts.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 1.00% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the fiscal year ended October 31, 1998, such fees amounted to $3,584,676.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $7,255.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $106,124.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $11,566 for the fiscal year ended October 31, 1998.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1998 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$153,012,923......  $630,822,815

4. RESTRICTED INVESTMENTS

                                                   SHARES   DATE ACQUIRED   U.S. $ COST
                                                   ------   -------------   -----------
New Century Holdings Ltd. Partnership III........     800        4/11/94    $   492,000
New Century Holdings Ltd. Partnership IV.........     900        6/16/94    $   900,000
New Century Holdings Ltd. Partnership V..........   1,600        11/9/94    $   731,200
New Century Holdings Ltd. Partnership X..........   2,617        1/21/97    $ 2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500        9/22/97    $ 2,500,000

The investments shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these investments at October 31, 1998 is $2,496,120 representing 1.7% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

6. OTHER MATTERS

On January 23, 1998, the portfolio received a withdrawal request in the amount of $381,757,617 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal, which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $74,439,112, which is included in Net Realized Loss on Investment Transactions in the Statement of Operations.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

Beginning September 1, 1998 the Malaysian government fixed the exchange rate of its currency, the ringgit, to the U.S. dollar and implemented restrictions on currency and stock trading. Proceeds from the sale of Malaysian securities can not be repatriated into foreign currencies until a minimum of one year from the initial purchase date. Additionally, proceeds from the sale of securities held as of September 1, 1998, the date of implementation of the new exchange control regulations may not be repatriated until September 1, 1999. At October 31, 1998, Malaysian securities and currency (representing less than 1% of net assets) are priced using fair values in accordance with procedures established by the portfolio's trustees.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Equity Portfolio (the "portfolio") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998